Note 33 - Commitments and guarantees given (Details) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		€ 118,959	€ 94,268	€ 107,254
Financial guarantees given	[1]	16,454	16,545	18,267
Non Performing Financial Guarantees Given		740	739	680
Provision for loan commitments given		338	252	45
Of which: defaulted
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		247	537	411
Financial guarantees given		332	278	278
Other commitments and guarantees given		408	461	402
Central Banks [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		0	1	1
Financial guarantees given		2	0	0
Other commitments and guarantees given		1	7	12
Government [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		2,318	2,198	4,354
Financial guarantees given		159	248	103
Other commitments and guarantees given		248	227	372
Credit Institutions [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		9,635	946	1,209
Financial guarantees given		1,274	1,158	1,553
Other commitments and guarantees given		5,875	15,330	9,880
Other financial corporations
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		5,664	3,795	4,155
Financial guarantees given		730	3,105	722
Other commitments and guarantees given		2,990	3,820	4,892
Non-financial corporations
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		58,405	58,133	71,710
Financial guarantees given		13,970	11,518	15,354
Other commitments and guarantees given		25,723	25,992	27,297
Households [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		42,936	29,195	25,824
Financial guarantees given		319	516	534
Other commitments and guarantees given		261	362	138
Total [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		118,959	94,268	107,254
Financial guarantees given		16,454	16,545	18,267
Other commitments and guarantees given		35,098	45,738	42,592
Total Loan commitments and financial guarantees		€ 170,511	€ 156,551	€ 168,113

[1]	(*) N on performing financial guarantees given amounted to € 740 , € 739 and € 680 million, respectively, as of December 31, 2018, December 31, 2017, and December 31, 2016, respectively.